                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007 .

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Khalil Barrage
Title:  Vice President, Secretary and Treasurer
Phone:  (212) 317-7520

Signature, Place, and Date of Signing:

   /s/ Khalil Barrage         New York, New York           May 10, 2007
-------------------------  ------------------------  -------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                59
Form 13F Information Table Value Total:          $701,021
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          NONE

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  FORM 13F INFORMATION TABLE
PERIOD ENDING MARCH 31, 2007

COLUMN 1                             COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5
--------                            ---------- ----------- ---------- ------------------
                                     TITLE OR                VALUE     SHRS OR  SH/ PUT/
NAME OF ISSUER                        CLASS      CUSIP     (x $1,000)  PRN AMT  PRN CALL
--------------                      ---------- ----------- ---------- --------- --- ----
ACORDA THERAPEUTICS INC                COM     00484M 10 6  $  1,457     75,000 SH
ACUSPHERE INC                          COM     00511R 87 0  $    276    100,000 SH
ADVANCED ANALOGIC TECHNOLOGI           COM     00752J 10 8  $    823    125,000 SH
ADVANCED MAGNETICS INC                 COM     00753P 10 3  $  1,507     25,000 SH
ALCATEL-LUCENT                      SPONSORED
                                       ADR     013904 30 5  $  3,546    300,000 SH
ALEXION PHARMACEUTICALS INC            COM     015351 10 9  $ 69,184  1,600,000 SH
ALEXION PHARMACEUTICALS INC            COM     015351 90 9  $  7,567    175,000     CALL
ALNYLAM PHARMACEUTICALS INC            COM     02043Q 10 7  $  1,170     65,000 SH
AMIS HLDGS INC                         COM     031538 10 1  $  4,380    400,000 SH
ANADIGICS INC                          COM     032515 10 8  $  2,955    250,000 SH
ANTIGENICS INC DEL                     COM     037032 10 9  $    446    200,000 SH
ANTIGENICS INC DEL                     NOTE
                                    5.250% 2/0 037032 AC 3  $148,564  2,290,000     NOTE
BEARINGPOINT INC                       COM     074002 10 6  $ 29,683  3,875,000 SH
CIENA CORP                           COM NEW   171779 30 9  $  2,795    100,000 SH
CORINTHIAN COLLEGES INC                COM     218868 10 7  $  3,438    250,000 SH
CEPHALON INC                           COM     156708 10 9  $ 12,462    175,000 SH
CEPHALON INC                           COM     156708 90 9  $  7,121    100,000     CALL
CITIGROUP INC                          COM     172967 90 1  $  5,134    100,000     CALL
COLUMBIA SPORTSWEAR COMPANY            COM     198516 95 6  $  3,116     50,000     PUT
DELL INC                               COM     24702R 10 1  $  1,741     75,000 SH
ELAN PLC                               ADR     284131 20 8  $121,604  9,150,000 SH
ELAN PLC                               COM     284131 90 8  $ 26,580  2,000,000     CALL
ELAN PLC                               COM     284131 90 8  $  6,645    500,000     CALL
ELAN PLC                               COM     284131 90 8  $  6,645    500,000     CALL
ELAN PLC                               COM     284131 90 8  $  1,329    100,000     CALL
ELAN PLC                               COM     284131 90 8  $  3,987    300,000     CALL
ELAN PLC                               COM     284131 90 8  $ 13,290  1,000,000     CALL
GAFISA                                 ADR     362607 30 1  $  2,550    100,000 SH
GEO GROUP INC                          COM     36159R 10 3  $  2,266     50,000 SH
HANESBRANDS INC                        COM     410345 10 2  $    735     25,000 SH
HANSEN MEDICAL INC                     COM     411307 10 1  $    189     10,000 SH
HERBALIFE LTD                        COM USD
                                       SHS     G4412G 10 1  $  1,960     50,000 SH
HURRAY HLDGS CO LTD                 SPONSORED
                                       ADR     447773 10 2  $    771    150,000 SH
JARDEN CORP                            COM     471109 10 8  $ 70,855  1,850,000 SH

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
COLUMN 1                            COLUMN 2  COLUMN 3    COLUMN 4       COLUMN 5
--------                            -------- ----------- ---------- ------------------
                                    TITLE OR               VALUE     SHRS OR  SH/ PUT/
NAME OF ISSUER                       CLASS     CUSIP     (x $1,000)  PRN AMT  PRN CALL
--------------                      -------- ----------- ---------- --------- --- ----
JARDEN CORP                           COM    471109 90 8  $ 3,830     100,000     CALL
JARDEN CORP                           COM    471109 90 8  $ 1,915      50,000     CALL
LEHMAN BROS HLDG INC                  COM    524908 90 0  $ 7,007     100,000     CALL
LEXICON GENETICS INC                  COM    528872 10 4  $16,208   4,465,108 SH
LINCOLN EDL SVCS CORP                 COM    533535 10 0  $ 2,132     150,000 SH
LSI LOGIC CORP                        COM    502161 10 2  $ 4,333     415,000 SH
MEDICINOVA INC                      COM NEW  58468P 20 6  $   628      58,400 SH
NITROMED INC                          COM    654798 50 3  $15,566   4,989,024 SH
ONYX PHARMACEUTICALS INC              COM    683399 10 9  $   994      40,000 SH
PALATIN TECHNOLOGIES INC            COM NEW  696077 30 4  $ 6,753   1,650,000 SH
PRIDE INTL INC DEL                    COM    74153Q 10 2  $ 1,505      50,000 SH
PRIMUS TELECOMMUNICATIONS GR          COM    741929 10 3  $   371     700,000 SH
QUALCOMM INC                          COM    747525 10 3  $ 4,266     100,000 SH
REGENERON PHARMACEUTICALS             COM    75886F 10 7  $ 1,081      50,000 SH
RITE AID CORP                         COM    767754 10 4  $16,733   2,900,000 SH
SYMANTEC CORP                         COM    871503 10 8  $   865      50,000 SH
TAKE-TWO INTERACTIVE SOFTWAR          COM    874054 10 9  $ 1,511      75,000 SH
TIME WARNER INC                       COM    887317 10 5  $ 1,972     100,000 SH
TITAN PHARMACEUTICALS INC DE          COM    888314 10 1  $   249     100,000 SH
UAL CORP                            COM NEW  902549 80 7  $ 2,672      70,000 SH
ULURU                                 COM    90403T 10 0  $ 3,913     782,631 SH
VANDA PHARMACEUTICALS INC             COM    921659 10 8  $29,597   1,215,000 SH
VENDINGDATA CORPORATION             COM NEW  92261Q 20 2  $   663     250,000 SH
VIRGIN MEDIA INC                      COM    92769L 10 1  $ 5,050     200,000 SH
WARNER CHILCOTT LIMITED             COM CL A G9435N 10 8  $ 4,443     300,000 SH